Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Operations (Parentheticals) - AS RESTATED [Member] - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023
Class A Ordinary Shares [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Diluted net income per ordinary share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09
Class B Ordinary Shares [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Diluted net income per ordinary share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09